Concentrations of Credit Risk, Major Customers, Major Suppliers and Geographic Information	12 Months Ended
Jul. 31, 2013
Concentrations of Credit Risk, Major Customers, Major Suppliers and Geographic Information
3. Concentrations of Credit Risk, Major Customers, Major Suppliers and Geographic Information

Financial instruments, which potentially subject the Company to a concentration of credit risk, consist principally of cash and trade accounts receivable. The Company maintains its cash balances primarily with large regional U.S. financial institutions and has not experienced losses. The Company’s products are sold principally to dealers, distributors, value added resellers, national accounts, the U.S. government and foreign telecommunications companies. The Company’s credit risk is limited principally to trade accounts receivable. The Company performs ongoing credit evaluations of its customers and generally does not require collateral. No additional risk beyond amounts provided for collection losses is believed inherent in the Company’s trade accounts receivable.

Revenue from four major distributors of Cortelco was $8,708,000 or 42% of revenue during fiscal year 2013 and $10,105,000 or 49% of revenue for the fiscal year ended July 31, 2012. Revenues from two of these distributors were $3,358,000 and $2,904,000 or 16% and 14%, respectively of the net revenue for the year ended July 31, 2013. Revenues from three of these distributors were $3,518,000, $3,157,000 and $2,314,572 or 17%, 15% and 11%, respectively of the net revenue for the year ended July 31, 2012. As of July 31, 2013 and 2012, the Company had receivables from the federal government of $42,000 and $185,000, respectively. As of July 31, 2013 and 2012, the Company had receivables from four major distributors of $1,461,000 and $1,604,000, respectively. Two of these distributors accounted for 18% and 21% of trade accounts receivable at July 31, 2013 and 2012, respectively.

The Company purchases approximately 39% of its Cortelco phones from two major suppliers. A change in suppliers could cause a delay in manufacturing and a possible loss of sales, which could adversely affect operating results. During fiscal year 2013 and 2012, purchases from these two suppliers totaled approximately $3,100,000 and $3,441,000, respectively. As of July 31, 2013 and 2012, the balances payable to these two suppliers were $126,000 and $227,000, respectively.

Cortelco Systems Holding Corp [Member]
Concentrations of Credit Risk, Major Customers, Major Suppliers and Geographic Information
3. Concentrations of Credit Risk, Major Customers, Major Suppliers and Geographic Information

Financial instruments, which potentially subject the Company to a concentration of credit risk, consist principally of cash and trade accounts receivable. The Company maintains its cash balances primarily with large regional U.S. financial institutions and has not experienced losses. The Company’s products are sold principally to dealers, distributors, value added resellers, national accounts, the U.S. government and foreign telecommunications companies. The Company’s credit risk is limited principally to trade accounts receivable. The Company performs ongoing credit evaluations of its customers and generally does not require collateral. No additional risk beyond amounts provided for collection losses is believed inherent in the Company’s trade accounts receivable.

During fiscal years 2013 and 2012, the Company recognized revenue from the United States federal government of $60,000, or .3% of total revenue and $407,000, or 2% of total revenue, respectively. Revenue from four major distributors of Cortelco was $8,708,000 or 43% of revenue during fiscal year 2013 and $10,105,000 or 49% of revenue for the fiscal year ended July 31, 2012. Revenue from one of these distributors was $3,358,000 or 17% of total revenue for the year ended July 31, 2013 and $3,518,000 or 17% of total revenue for the year ended July 31, 2012. As of July 31, 2013 and 2012, the Company had receivables from the federal government of $3,000 and $185,000, respectively. As of July 31, 2013 and 2012, the Company had receivables from four major distributors of $1,461,000 and $1,604,000, respectively. Two of these distributors accounted for 18% and 21% of trade accounts receivable at July 31, 2013 and 2012, respectively.

The Company purchases approximately 39% of its Cortelco phones from two major suppliers. A change in suppliers could cause a delay in manufacturing and a possible loss of sales, which could adversely affect operating results. During fiscal year 2013 and 2012, purchases from these two suppliers totaled approximately $3,100,000 and $3,441,000, respectively. As of July 31, 2013 and 2012, the balances payable to these two suppliers were $126,000 and $227,000, respectively.